Net loss income per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share (Note 17)
Net loss for the year	$ (2,317,149)	$ (9,077,495)	$ (5,451,112)
Weighted average number of shares outstanding for the year:
Basic	96,453,727	78,271,095	77,646,094
Diluted	96,453,727	78,271,095	77,646,094
Net loss per share - Basic	$ (0.02)	$ (0.12)	$ (0.07)
Net loss per share - Diluted	$ (0.02)	$ (0.12)	$ (0.07)